Subsequent Events - Additional Information (Detail) (USD $) In Millions, unless otherwise specified		1 Months Ended	3 Months Ended
	Jun. 30, 2013	Jul. 31, 2013 Subsequent Event [Member]	Sep. 30, 2013 Subsequent Event [Member] Scenario, Forecast [Member]
Subsequent Event [Line Items]
Cancellation of convertible notes		$ 54.7
Aggregate consideration for convertible notes		98.6
Value of convertible notes converted by a holder		1.2
Convertible notes, Outstanding amount		304.1
Loss on extinguishment on Debt			$ (3.0)
Shares surrendered by counter party		0.2
Approximate number of common stock share under purchased option reduced	16.4	13.9
Approximate number of common stock share under warrants option reduced	16.4	13.9